CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY (USD $)	Total	Series A Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series F Non Convertible Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ 101,051,881	$ 0	$ 7,000	$ 0	$ 55,474	$ 0	$ 58,586,362	$ 25,019,971	$ 3,804,116	$ 13,578,958
Balance (in shares) at Dec. 31, 2010		100	7,000,000	0	55,474,136	0
Issue of common stock - settlement of debts	11,512,386	0	0	0	15,619	0	11,496,767	0	0	0
Issue of common stock - settlement of debts (in shares)		0	0	0	15,619,397	0
Issue of common stock - services rendered	1,620,000	0	0	0	1,800	0	1,618,200	0	0	0
Issue of common stock - services rendered (in shares)		0	0	0	1,800,000	0
Issue of common stock - employees' compensation	2,667,114	0	0	0	2,761	0	2,664,353	0	0	0
Issue of common stock - employees' compensation (in shares)		0	0	0	2,760,729	0
Common stock redeemed at stated value for cancellation	(1,579,400)	0	0	0	(8,620)	0	(1,570,780)	0	0	0
Common stock redeemed at stated value for cancellation (in shares)		0	0	0	(8,620,000)	0
Purchases of treasury stock	(1,250,000)	0	0	0	0	(1,250,000)	0	0	0	0
Purchases of treasury stock (in shares)		0	0	0	0	(1,000,000)
Disposal of HYT group	(13,189,102)	0	0	0	0	0	0	0	(3,451,173)	(9,737,929)
Net income for the year - Continuing operation	21,062,278	0	0	0	0	0	0	15,691,032	0	5,371,246
Net income for the year - Discontinued operation	10,203,951				0	0	0	10,203,951	0	0
Dividends	(519,510)	0	0	0	0	0	0	(519,510)	0	0
Foreign currency translation gain	3,815,775	0	0	0	0	0	0	0	3,093,895	721,880
Balance at Dec. 31, 2011	135,395,373	0	7,000	0	67,034	(1,250,000)	72,794,902	50,395,444	3,446,838	9,934,155
Balance (in shares) at Dec. 31, 2011		100	7,000,000	0	67,034,262	(1,000,000)
Issue of common stock - settlement of debts (in shares)					20,168,977
Net income for the year - Continuing operation	17,947,404
Foreign currency translation gain	546,712
Balance at Jun. 30, 2012
Balance at Dec. 31, 2011	135,395,373	0	7,000	0	67,034	(1,250,000)	72,794,902	50,395,444	3,446,838	9,934,155
Balance (in shares) at Dec. 31, 2011		100	7,000,000	0	67,034,262	(1,000,000)
Issue of Series B convertible preferred stock	3,000	0	3,000	0	0	0	0	0	0	0
Issue of Series B convertible preferred stock (in shares)		0	3,000,000	0	0	0
Issue of common stock - settlement of debts	17,863,417	0	0	0	32,065	0	17,831,352	0	0	0
Issue of common stock - settlement of debts (in shares)		0	0	0	32,064,588	0
Issue of common stock - employees' compensation	362,400				906	0	361,494	0	0	0
Issue of common stock - employees' compensation (in shares)					906,000	0
Amortize discount- Convertible notes	228,680						228,680
Net income for the year - Continuing operation	63,252,540	0	0	0	0	0	0	57,545,832	0	5,706,708
Net income for the year - Discontinued operation	0
Business combination of subsidiaries	3,613,316					0	0	0	0	3,613,316
Dividends	(4,076,968)	0	0	0	0	0	0	(4,076,968)	0	0
Foreign currency translation gain	448,984	0	0	0	0	0	0	0	421,436	27,548
Balance at Dec. 31, 2012	217,090,742	0	10,000	0	100,005	(1,250,000)	91,216,428	103,864,308	3,868,274	19,281,727
Balance (in shares) at Dec. 31, 2012		100	10,000,000	0	100,004,850	(1,000,000)
Issue of common stock - settlement of debts (in shares)					20,168.977
Net income for the year - Continuing operation	38,184,241
Foreign currency translation gain	1,436,541
Balance at Jun. 30, 2013	$ 266,127,315